VIE Long-Term Debt (Details) (Predecessor, USD $) In Thousands, unless otherwise specified																							9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				1 Months Ended								1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 PLMT Permanent Facility	Dec. 31, 2012 PLMT Permanent Facility	Dec. 31, 2011 PLMT Permanent Facility	Sep. 30, 2013 Residual Term Facility	Dec. 31, 2012 Residual Term Facility	Dec. 31, 2011 Residual Term Facility	Sep. 30, 2013 Long-Term Presettlement Facility	Dec. 31, 2012 Long-Term Presettlement Facility	Dec. 31, 2011 Long-Term Presettlement Facility	Sep. 30, 2013 2012-A Facility	Dec. 31, 2012 2012-A Facility	Sep. 30, 2013 LCSS Facility (2010-C)	Dec. 31, 2012 LCSS Facility (2010-C)	Dec. 31, 2011 LCSS Facility (2010-C)	Nov. 30, 2010 LCSS Facility (2010-C)	Sep. 30, 2013 LCSS Facility (2010-D)	Dec. 31, 2012 LCSS Facility (2010-D)	Dec. 31, 2011 LCSS Facility (2010-D)	Nov. 30, 2010 LCSS Facility (2010-D)	Sep. 30, 2013 VIE PLMT Permanent Facility	Dec. 31, 2012 VIE PLMT Permanent Facility	Sep. 30, 2013 VIE Residual Term Facility	Dec. 31, 2012 VIE Residual Term Facility	Sep. 30, 2013 VIE Term debt maturing on September 15, 2018	Dec. 31, 2012 VIE Term debt maturing on September 15, 2018	Sep. 30, 2011 VIE Term debt maturing on September 15, 2018	Sep. 30, 2013 VIE Term debt maturing on September 15, 2019	Dec. 31, 2012 VIE Term debt maturing on September 15, 2019	Aug. 31, 2012 VIE Term debt maturing on September 15, 2019	Sep. 30, 2013 VIE Long-Term Presettlement Facility	Dec. 31, 2012 VIE Long-Term Presettlement Facility	Dec. 31, 2012 VIE 2012-A Facility	Sep. 30, 2013 VIE 2012-A Facility	Sep. 30, 2013 VIE LCSS Facility (2010-C)	Dec. 31, 2012 VIE LCSS Facility (2010-C)	Nov. 30, 2010 VIE LCSS Facility (2010-C)	Sep. 30, 2013 VIE LCSS Facility (2010-D) LCSS III	Dec. 31, 2012 VIE LCSS Facility (2010-D) LCSS III	Nov. 30, 2010 VIE LCSS Facility (2010-D) LCSS III	Dec. 31, 2010 VIE LCSS Facility (2010-D) LCSS, LLC LCSS II	Dec. 31, 2010 VIE LCSS Facility (2010-D) LCSS II LCSS III	Dec. 31, 2010 VIE LCSS Facility (2010-D) LCSS, LLC	Dec. 31, 2010 VIE LCSS Facility (2010-D) LCSS, LLC LCSS II
VIE long-term debt
VIE long-term debt	$ 154,020	$ 162,799	$ 164,616	$ 48,241	$ 50,008	$ 53,257	$ 69,560	$ 70,000	$ 56,000	$ 13,861	$ 20,289	$ 35,320	$ 2,319	$ 2,463	$ 12,880	$ 12,880	$ 12,880	$ 12,880	$ 7,159	$ 7,159	$ 7,159	$ 7,159
Face amount of debt																							75,000	75,000					56,000			14,000	45,100	45,100					12,880			7,159
Variable interest rate basis																							one-month LIBOR	one-month LIBOR
Margin added to variable interest rate basis (as a percent)																							1.25%	1.25%
Interest rate until September 15, 2014 (as a percent)																									8.00%	8.00%
Interest rate after September 15, 2014 (as a percent)																									9.00%	9.00%
Frequency of periodic payment																											Annual	Annual		Annual	Annual
Annual principal payments required																											5,500	5,500		2,000	2,000
Interest rate (as a percent)																																	9.25%	9.25%	9.25%	9.25%	10.00%	10.00%		10.00%	10.00%
Proceeds from notes																																			2,463
Payment to purchase membership interest																																													$ 155
Membership interests held (as a percent)																																											100.00%	100.00%		100.00%